UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07866

Templeton Emerging Markets Income Fund

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

 (Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (954) 527-7500

Date of fiscal year end:   8/31

Date of reporting period: _05/31/14_

Item 1. Schedule of Investments.

Templeton Emerging Markets Income Fund

Statement of Investments, May 31, 2014 (unaudited)

	Principal Amount*		Value
Foreign Government and Agency Securities 53.7%
Argentina 1.6%
Government of Argentina, senior bond, 7.00%, 10/03/15	11,790,000		$11,325,933

Bosnia & Herzegovina 0.6%
[a]Government of Bosnia & Herzegovina, FRN, 1.188%, 12/11/17	6,937,440	DEM	4,364,061

Brazil 9.6%
Letra Tesouro Nacional, Strip, 1/01/15	2,333 [b]	BRL	978,286
[c]Nota Do Tesouro Nacional, Index Linked, 6.00%,
5/15/15	22,323	[b] BRL	24,563,104
8/15/16	7,319	[b] BRL	8,046,155
5/15/17	134	[b] BRL	147,707
8/15/18	12,345	[b] BRL	13,602,425
5/15/45	17,820	[b] BRL	19,487,827
			66,825,504
Croatia 1.3%
[d]Government of Croatia, 144A, 6.75%, 11/05/19	7,920,000		8,934,750

El Salvador 0.4%
[d]Government of El Salvador, 144A, 7.65%, 6/15/35	2,650,000		2,834,838

Georgia 0.5%
[d]Government of Georgia, 144A, 6.875%, 4/12/21	3,050,000		3,477,000

Ghana 5.3%
Government of Ghana,
13.00%, 6/02/14	9,110,000	GHS	3,025,328
14.00%, 10/13/14	210,000	GHS	67,272
24.00%, 5/25/15	7,690,000	GHS	2,531,827
21.00%, 10/26/15	3,257,000	GHS	1,030,689
19.24%, 5/30/16	11,745,000	GHS	3,562,500
24.44%, 5/29/17	1,160,000	GHS	385,190
23.00%, 8/21/17	11,930,000	GHS	3,769,666
19.04%, 9/24/18	14,300,000	GHS	3,996,070
[d]144A, 8.50%, 10/04/17	2,029,000		2,154,818
[d]144A, 7.875%, 8/07/23	15,169,086		14,856,224
[e]Reg S, 8.50%, 10/04/17	1,559,000		1,655,673
			37,035,257
Hungary 3.9%
Government of Hungary,
4.125%, 2/19/18	2,040,000		2,112,675
5.375%, 2/21/23	3,750,000		4,012,594
senior note, 6.375%, 3/29/21	15,000,000		17,100,000
[e]senior note, Reg S, 3.50%, 7/18/16	190,000	EUR	267,597
[e]senior note, Reg S, 4.375%, 7/04/17	560,000	EUR	811,439
[e]senior note, Reg S, 5.75%, 6/11/18	1,255,000	EUR	1,918,323
[e]senior note, Reg S, 3.875%, 2/24/20	535,000	EUR	759,223
			26,981,851
Indonesia 3.4%
Government of Indonesia,
FR31, 11.00%, 11/15/20	134,139,000,000	IDR	13,307,971
FR36, 11.50%, 9/15/19	40,000,000,000	IDR	3,978,056
FR40, 11.00%, 9/15/25	58,140,000,000	IDR	5,939,844
senior bond, FR53, 8.25%, 7/15/21	5,281,000,000	IDR	459,431
			23,685,302
Iraq 3.7%
[d]Government of Iraq, 144A, 5.80%, 1/15/28	27,190,000		25,873,052

Quarterly Statement of Investments | See Notes to Statement of Investments.

Templeton Emerging Markets Income Fund

Statement of Investments, May 31, 2014 (unaudited) (continued)

Lithuania 0.3%
[d]Government of Lithuania, 144A, 7.375%, 2/11/20	1,700,000			2,096,355

Mexico 1.6%
Government of Mexico,
7.00%, 6/19/14	93,900	[f]	MXN	731,862
9.50%, 12/18/14	626,140	[f]	MXN	5,026,551
6.00%, 6/18/15	8,680	[f]	MXN	69,125
8.00%, 12/17/15	250,400	[f]	MXN	2,071,338
6.25%, 6/16/16	159,350	[f]	MXN	1,296,961
7.25%, 12/15/16	259,750	[f]	MXN	2,176,110
				11,371,947
Mongolia 0.9%
[d]Government of Mongolia, senior note, 144A, 5.125%, 12/05/22	7,100,000			6,416,235

Nigeria 0.7%
Government of Nigeria, 13.05%, 8/16/16	740,980,000		NGN	4,637,477

Serbia 3.9%
[d]Government of Serbia, senior note, 144A, 7.25%, 9/28/21	11,080,000			12,901,995
Serbia Treasury Bond, 10.00%,
6/27/16	65,340,000		RSD	779,980
8/15/16	26,900,000		RSD	320,746
11/21/18	13,450,000		RSD	155,576
Serbia Treasury Note, 10.00%,
4/27/15	780,000,000		RSD	9,311,747
9/14/15	205,300,000		RSD	2,457,600
1/30/16	3,510,000		RSD	41,942
5/22/16	17,420,000		RSD	206,406
10/17/16	15,050,000		RSD	179,185
12/19/16	15,400,000		RSD	183,089
5/08/17	10,040,000		RSD	118,862
11/08/17	36,330,000		RSD	427,728
3/20/21	23,990,000		RSD	258,385
				27,343,241
Slovenia 0.6%
[d]Government of Slovenia, senior note, 144A, 5.85%, 5/10/23	3,370,000			3,783,314

Sri Lanka 4.5%
Government of Sri Lanka,
8.25%, 3/01/17	18,920,000		LKR	146,033
10.60%, 7/01/19	9,100,000		LKR	74,406
11.20%, 7/01/22	31,680,000		LKR	259,708
[d]144A, 7.40%, 1/22/15	3,500,000			3,613,750
[d]144A, 5.875%, 7/25/22	7,750,000			7,987,344
A, 11.25%, 7/15/14	354,200,000		LKR	2,730,179
A, 11.75%, 3/15/15	3,840,000		LKR	30,492
A, 6.50%, 7/15/15	108,070,000		LKR	823,566
A, 11.00%, 8/01/15	607,700,000		LKR	4,857,126
A, 8.50%, 11/01/15	65,580,000		LKR	511,149
A, 6.40%, 8/01/16	49,800,000		LKR	373,256
A, 5.80%, 1/15/17	51,000,000		LKR	371,348
A, 7.50%, 8/15/18	11,760,000		LKR	86,979
A, 8.00%, 11/15/18	230,150,000		LKR	1,717,044
A, 9.00%, 5/01/21	387,750,000		LKR	2,880,486
B, 6.60%, 6/01/14	29,500,000		LKR	226,243
B, 6.40%, 10/01/16	53,200,000		LKR	396,517
B, 8.50%, 7/15/18	65,800,000		LKR	505,108
C, 8.50%, 4/01/18	200,870,000		LKR	1,542,833
D, 8.50%, 6/01/18	284,830,000		LKR	2,186,922
				31,320,489
[g]Supranational 0.8%
[e]Eastern & Southern African Trade and Development Bank, Reg S, 6.875%, 1/09/16	5,000,000			5,275,000

Templeton Emerging Markets Income Fund

Statement of Investments, May 31, 2014 (unaudited) (continued)
Ukraine 5.9%
[d]Government of Ukraine,
144A, 9.25%, 7/24/17	2,300,000		2,279,875
144A, 7.75%, 9/23/20	19,840,000		18,743,840
senior bond, 144A, 7.80%, 11/28/22	3,780,000		3,491,775
senior note, 144A, 7.95%, 2/23/21	260,000		247,162
senior note, 144A, 7.50%, 4/17/23	6,080,000		5,594,968
[d]Kyiv Finance PLC, (City of Kiev), loan participation, senior note, 144A, 9.375%, 7/11/16	12,940,000		11,006,117
			41,363,737
Vietnam 1.1%
[d]Government of Vietnam, 144A, 6.75%, 1/29/20	6,835,000		7,757,520
Zambia 3.1%
[d]Government of Zambia International Bond, 144A,
5.375%, 9/20/22	20,000,000		18,612,500
8.50%, 4/14/24	2,470,000		2,670,687
			21,283,187
Total Foreign Government and Agency Securities (Cost $378,051,439)			373,986,050
Quasi-Sovereign and Corporate Bonds 30.3%
Canada 1.5%
[d]First Quantum Minerals Ltd., senior note, 144A, 7.25%, 5/15/22	10,000,000		10,300,000
Chile 1.8%
[d]VTR Finance BV, senior secured note, 144A, 6.875%, 1/15/24	12,000,000		12,737,976
Costa Rica 2.1%
[d]Reventazon Finance Trust, secured bond, first lien, 144A, 8.00%, 11/15/33	14,400,000		15,016,491
Hungary 1.5%
[d]Magyar Export-Import Bank RT, senior note, 144A, 5.50%, 2/12/18	10,000,000		10,684,250
India 0.6%
[d]ICICI Bank Ltd., sub. bond, 144A, 6.375% to 4/30/17, FRN thereafter, 4/30/22	4,100,000		4,264,000
Kazakhstan 5.0%
[d]HSBK (Europe) BV, senior note, 144A, 7.25%, 5/03/17	26,035,000		28,205,668
[d]Kazakhstan Temir Zholy Finance BV, senior note, 144A, 6.375%, 10/06/20	6,090,000		6,820,800
			35,026,468
Mexico 0.9%
[d]Cemex SAB de CV, senior secured note, 144A, 9.00%, 1/11/18	4,689,000		5,084,635
[d,h]Corporacion GEO SAB de CV, senior note, 144A, 8.875%, 3/27/22	8,420,000		1,010,400
			6,095,035
Nigeria 2.0%
[d]Zenith Bank PLC, senior note, 144A, 6.25%, 4/22/19	13,670,000		13,661,456
Peru 0.3%
[d]Peru Enhanced Pass-Through Finance Ltd., senior secured bond, A-1, 144A, zero cpn.,
5/31/18	2,050,134		1,928,052
Russia 3.6%
[d]Alfa Bond Issuance PLC (Alfa Bank OJSC), loan participation,
secured note, 144A, 7.875%, 9/25/17	6,550,000		7,119,031
senior note, 144A, 7.75%, 4/28/21	7,900,000		8,497,438
LUKOIL International Finance BV,
[d]144A, 6.656%, 6/07/22	4,540,000		5,011,025
[e]Reg S, 6.656%, 6/07/22	3,970,000		4,381,510
			25,009,004
South Africa 3.5%
[d]Edcon Holdings Pty. Ltd., senior note, 144A, 13.375%, 6/30/19	10,415,000	EUR	13,346,353
[d]Edcon Pty. Ltd., senior secured note, 144A, 9.50%,
3/01/18	7,250,000		7,272,656

Templeton Emerging Markets Income Fund

Statement of Investments, May 31, 2014 (unaudited) (continued)
3/01/18	2,828,000		EUR	3,893,824
				24,512,833
Trinidad and Tobago 0.8%
Petro Co. of Trinidad and Tobago Ltd., senior note,
[d]144A, 9.75%, 8/14/19	4,500,000			5,709,375
[e]Reg S, 9.75%, 8/14/19	210,000			266,438
				5,975,813
Turkey 2.1%
[d]Turkiye Is Bankasi, sub. note, 144A, 6.00%, 10/24/22	3,000,000			3,040,260
[e]Willow No.2, (Yasar Holding SA), loan participation, secured note, Reg S, 9.625%,
10/07/15	10,900,000			11,322,375
				14,362,635
Ukraine 1.1%
[d]Financing of Infrastructure Projects State Enterprise, 144A, 8.375%, 11/03/17	2,000,000			1,840,000
[e]State Export-Import Bank of Ukraine, (BIZ FIN), loan participation, Reg S, 8.75%,
1/22/18	6,405,000			5,644,406
				7,484,406
United Arab Emirates 2.2%
[d]DP World Ltd., 144A, 6.85%, 7/02/37	13,500,000			15,274,710
United States 1.3%
General Electric Capital Corp., senior note, A, 8.50%, 4/06/18	101,000,000		MXN	8,824,675

Total Quasi-Sovereign and Corporate Bonds (Cost $204,742,051)				211,157,804
Credit-Linked Notes (Cost $758,490) 0.1%
Ukraine 0.1%
[d]ING Americas Issuance BV (Government of Ukraine), 144A, 5.50%, 8/25/15	7,412,100		UAH	545,829

Total Investments before Short Term Investments (Cost $583,551,980)				585,689,683

Short Term Investments 10.5%
Foreign Government and Agency Securities 2.8%
Mexico 2.5%
[i]Mexico Treasury Bills,
12/11/14	9,820,640	[j]	MXN	7,498,663
7/10/14 - 4/01/15	12,941,590	[j]	MXN	9,925,611
				17,424,274
Nigeria 0.3%
[i]Nigeria Treasury Bills, 4/09/15 - 5/07/15	372,500,000		NGN	2,075,413

Total Foreign Government and Agency Securities (Cost $19,270,695)				19,499,687
Total Investments before Money Market Funds (Cost $602,822,675)				605,189,370
	Shares
Money Market Funds (Cost $53,831,613) 7.7%
United States 7.7%
[k,l]Institutional Fiduciary Trust Money Market Portfolio	53,831,613			53,831,613
Total Investments (Cost $656,654,288) 94.6%				659,020,983
Other Assets, less Liabilities 5.4%				37,587,346
Net Assets 100.0%				$696,608,329

*	The principal amount is stated in U.S. dollars unless otherwise indicated.
[a]	The coupon rate shown represents the rate at period end.
[b]	Principal amount is stated in 1,000 Brazilian Real Units.
[c]	Redemption price at maturity is adjusted for inflation.

Templeton Emerging Markets Income Fund
Statement of Investments, May 31, 2014 (unaudited) (continued)
d Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At
May 31, 2014, the aggregate value of these securities was $346,598,348, representing 49.76% of net assets.
e Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At May 31, 2014, the aggregate value of these securities was $32,301,984, representing 4.64% of net assets.
f Principal amount is stated in 100 Mexican Peso Units.
g A supranational organization is an entity formed by two or more central governments through international treaties.
h Defaulted security or security for which income has been deemed uncollectible.
i The security is traded on a discount basis with no stated coupon rate.
j Principal amount is stated in 10 Mexican Peso Units.
k Non-income producing.
l The Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.

At May 31, 2014, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts

				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount*		Date	Appreciation	Depreciation
Euro	DBAB	Sell	1,506,000	1,986,384		6/06/14	$-	$(66,643)
South Korean Won	JPHQ	Buy	7,297,662,505	6,426,827		6/09/14	719,103	-
Polish Zloty	DBAB	Buy	16,600,000	3,744,980	EUR	7/07/14	348,281	-
Malaysian Ringgit	DBAB	Buy	2,499,000	772,966		7/18/14	2,349	-
Malaysian Ringgit	DBAB	Buy	3,942,000	1,213,745		7/22/14	9,014	-
Malaysian Ringgit	DBAB	Buy	4,793,000	1,488,186		7/25/14	-	(1,683)
Malaysian Ringgit	JPHQ	Buy	5,039,000	1,546,512		7/30/14	15,864	-
Euro	CITI	Sell	358,630	477,870		8/11/14	-	(11,028)
Euro	DBAB	Sell	359,450	477,181		8/15/14	-	(12,836)
Euro	MSCO	Sell	907,070	1,203,673		8/15/14	-	(32,882)
Euro	DBAB	Sell	1,347,000	1,798,972		8/20/14	-	(37,325)
Euro	JPHQ	Sell	2,260,000	3,021,157		8/21/14	-	(59,791)
Euro	BZWS	Sell	1,604,997	2,151,643		8/25/14	-	(36,382)
Euro	DBAB	Sell	9,366,031	12,507,398		8/29/14	-	(260,994)
Euro	DBAB	Sell	266,000	360,124		11/10/14	-	(2,563)
Euro	BZWS	Sell	10,415,000	14,005,051		11/14/14	-	(195,788)
Euro	MSCO	Sell	907,070	1,220,721		11/17/14	-	(16,076)
Euro	SCNY	Sell	628,500	854,138		1/13/15	-	(2,965)
Japanese Yen	CITI	Sell	624,500,000	5,970,934		1/13/15	-	(175,628)
Japanese Yen	SCNY	Sell	1,873,240,000	17,929,173		1/14/15	-	(508,134)
Japanese Yen	HSBK	Sell	1,620,890,000	15,585,481		1/15/15	-	(368,235)
Japanese Yen	DBAB	Sell	626,420,000	6,060,155		1/16/15	-	(105,486)
Japanese Yen	SCNY	Sell	1,770,880,000	17,139,345		1/16/15	-	(290,827)
Euro	BZWS	Sell	2,547,416	3,480,623		1/27/15	6,501	-
Euro	SCNY	Sell	362,390	497,671		2/26/15	3,404	-
Ghanaian Cedi	BZWS	Buy	1,780,000	574,194		3/10/15	-	(72,816)
Euro	DBAB	Sell	3,345,000	4,604,393		3/31/15	41,403	-
Ghanaian Cedi	BZWS	Buy	1,395,324	423,467		4/07/15	-	(36,912)
Euro	HSBK	Sell	826,000	1,138,786		4/10/15	11,967	-
Euro	DBAB	Sell	688,000	949,626		4/13/15	11,051	-
Euro	SCNY	Sell	413,000	570,861		4/13/15	7,444	-
Euro	GSCO	Sell	910,000	1,253,980		5/13/15	12,374	-

Templeton Emerging Markets Income Fund

Statement of Investments, May 31, 2014 (unaudited) (continued)

Euro	GSCO	Sell	2,753,000	3,792,092	5/14/15	35,877	-
Unrealized appreciation (depreciation)						1,224,632	(2,294,994)
Net unrealized appreciation (depreciation)							$(1,070,362)

aMay be comprised of multiple contracts using the same currency and settlement date.
*In U.S. dollars unless otherwise indicated.

At May 31, 2014, the Fund had the following interest rate swap contracts outstanding. See Note 3.

Interest Rate Swap Contracts

	Counterparty/	Expiration	Notional	Unrealized		Unrealized
Description	Exchange	Date	Amount	Appreciation		Depreciation
Centrally Cleared Swaps
Receive Floating rate 3-month USD BBA LIBOR Pay	DBAB	10/04/23	$22,650,000		$-	$(614,626)
Fixed rate 2.775%
	DBAB	10/04/23	22,650,000		-	(654,387)
Receive Floating rate 3-month USD BBA LIBOR Pay
Fixed rate 2.795%
	HSBK	10/07/23	22,650,000		-	(586,563)
Receive Floating rate 3-month USD BBA LIBOR Pay
Fixed rate 2.765%
	DBAB	10/04/43	11,010,000		-	(827,975)
Receive Floating rate 3-month USD BBA LIBOR Pay
Fixed rate 3.668%
	DBAB	10/04/43	11,010,000		-	(868,878)
Receive Floating rate 3-month USD BBA LIBOR Pay
Fixed rate 3.687%
	HSBK	10/07/43	11,010,000		-	(840,319)
Receive Floating rate 3-month USD BBA LIBOR Pay
Fixed rate 3.675%
	CITI	12/23/43	6,500,000		-	(795,670)
Receive Floating rate 3-month USD BBA LIBOR Pay
Fixed rate 3.849%
Centrally Cleared Swaps unrealized appreciation (depreciation)					-	(5,188,418)

OTC Swaps
	CITI	4/21/21	$7,900,000		$-	$(725,728)
Receive Floating rate 3-month USD BBA LIBOR Pay
Fixed rate 3.440%
OTC Swaps unrealized appreciation (depreciation)					-	(725,728)
Total Interest Rate Swaps unrealized appreciation
(depreciation)					-	(5,914,146)
Net unrealized appreciation (depreciation)						$(5,914,146)

Templeton Emerging Markets Income Fund

Statement of Investments, May 31, 2014 (unaudited) (continued)

ABBREVIATIONS

Counterparty

BZWS	-	Barclays Bank PLC
CITI	- Citibank N.A.
DBAB	-	Deutsche Bank AG
GSCO	-	The Goldman Sachs Group, Inc.
HSBK	-	HSBC Bank PLC
JPHQ	-	JPMorgan Chase Bank N.A.
MSCO	-	Morgan Stanley and Co. Inc.
SCNY	-	Standard Chartered Bank

Currency

BRL	- Brazilian Real
DEM	- Deutsche Mark
EUR	-	Euro
GHS	- Ghanaian Cedi
IDR	- Indonesian Rupiah
LKR	-	Sri Lankan Rupee
MXN	-	Mexican Peso
NGN	- Nigerian Naira
RSD	- Serbian Dinar
UAH	-	Ukraine Hryvnia
Selected Portfolio

FRN	-	Floating Rate Note

Templeton Emerging Markets Income Fund

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Templeton Emerging Markets Income Fund (Fund) is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company.

2. FINANCIAL INSTRUMENT VALUATION

The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund's valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter (OTC) market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the date that the values of the foreign debt securities are determined. Investments in open-end mutual funds are valued at the closing net asset value.

Derivative financial instruments (derivatives) listed on an exchange are valued at the official closing price of the day. Certain derivatives trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily NYSE close. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

Also, when the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

3. DERIVATIVE FINANCIAL INSTRUMENTS

The Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Fund include failure of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of fund business each day and any additional collateral required due to changes in derivative values may be delivered by the fund or the counterparty within a few business days. Collateral pledged and/or received by the fund for OTC derivatives, if any, is held in segregated accounts with the fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Fund’s investment objectives.

The Fund entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.

The Fund entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (“OTC interest rate swaps”) or may be executed on a registered exchange (“centrally cleared interest rate swaps”). For centrally cleared interest rate swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized.

4. INCOME TAXES

At May 31, 2014, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$659,657,337

Unrealized appreciation	$39,159,633
Unrealized depreciation	(39,795,987)
Net unrealized appreciation (depreciation)	$(636,354)

5. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of May 31, 2014, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Foreign Government and Agency Securities[a]	$-	$373,986,050	$-	$373,986,050
Quasi-Sovereign and Corporate Bonds[a]	-	196,141,313	15,016,491	211,157,804
Credit-Linked Notes	-	545,829	-	545,829
Short Term Investments	53,831,613	19,499,687	-	73,331,300
Total Investments in Securities	$53,831,613	$590,172,879	$15,016,491	$659,020,983

Other Financial Instruments:
Forw ard Exchange Contracts	$-	$1,224,632	$-	$1,224,632

Liabilities:
Other Financial Instruments:
Forw ard Exchange Contracts	$-	$2,294,994	$-	$2,294,994
Sw ap Contracts	-	5,914,146	-	5,914,146
Total Other Financial Instruments	$-	$8,209,140	$-	$8,209,140

[a] For detailed categories, see the accompanying Statement of Investments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period. The reconciliation of assets for the nine months ended May 31, 2014, is as follows:

Net Change in
Unrealized
	Balance at									Appreciation
	Beginning of			Transfers Into	Cost Basis	Net Realized Gain		Net Unrealized Gain	Balance at End of	(Depreciation) on
	Period	Purchases	Sales	(Out of) Level 3	Adjustments		(Loss)	(Loss)	Period	Assets Held at Period
Assets:
Investments in Securities:
Quasi-Sovereign and Corporate Bonds	$ -	$14,400,000	$-	$-	$	- $	-	$616,491	$15,016,491	$616,491

Significant unobservable valuation inputs developed by the VLOC for material Level 3 financial instruments and impact to fair value as a result of changes in unobservable valuation inputs as of May 31, 2014, are as follows:

Impact to
Fair Value if
Input
Description	Fair Value at End of Period	Valuation Technique	Unobservable Inputs	Amount	Increases[a]
Assets:
Investments in Securities:
Quasi-Sovereign and Corporate Bonds		Discounted cash flow
	$15,016,491	model	Discount rate		7.5% Decrease[b]

a Represents the directional change in the fair value of the Level 3 financial instruments that w ould result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in input w ould have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.

b Represents a significant impact to fair value and net assets.

6. NEW ACCOUNTING PRONOUNCEMENTS

In June 2014, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2014-11, Transfers and Servicing (Topic 860), Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The ASU changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The ASU is effective for interim and annual reporting periods beginning after December 15, 2014. Management is currently evaluating the impact, if any, of applying this provision.

7. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Templeton Emerging Markets Income Fund

By /s/LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer –

 Finance and Administration

Date  July 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer –

 Finance and Administration

Date  July 28, 2014

By /s/MARK H. OTANI

      Mark H. Otani

Chief Financial Officer and

 Chief Accounting Officer

Date  July 28, 2014